SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Share Capital
Weighted average fair value of options granted	$ 0.57
Weighted average fair value of options granted	3.40%
Estimated life (in years)	5 years
Weighted average fair value of options granted	108.75%
Weighted average fair value of options granted	0.00%